                                                                                                September 1, 2015

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

            Re:       The Dreyfus/Laurel Tax-Free Municipal Funds (the “Registrant”)

     - Dreyfus BASIC New York Municipal Money Market Fund

                        File No.  811-3700

Dear Sir/Madam,

            Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the fiscal year ended June 30, 2015.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-7804.

                                                                                                Very truly yours,

                                                                                               /s/ Judianny Compres

                                                                                               Judianny Compres,

                                                                                               Paralegal

JC/

Enclosures